Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents Balance

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	As of December 31, 2020		As of December 31, 2021
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	150,967	150,967	238,386	238,386
US$	54,122	353,141	54,671	348,569
Total		504,108		586,955